ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Comprehensive Income (Loss), before Reclassification Adjustments and Tax [Abstract]
Unrealized gain (loss) on debt securities	$ 7,481	$ 55,129	$ (444,257)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(7,210)	4,648
Retirement obligations	(958)	432	(16,000)
Foreign Currency Translation	(1,130)	216	(90)
Total	(1,817)	60,425	(460,347)
Other Comprehensive Income (Loss) Reclassifications before Tax [Abstract]
Unrealized gain (loss) on debt securities	(25,152)	(1,258)	569
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	795	237	0
Retirement obligation	1,786	747	1,334
Foreign Currency Translation	0	0	0
Total	(27,733)	(2,242)	(765)
Transactions Pre-tax
Unrealized gain (loss) on debt securities	32,633	56,387	(444,826)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax	(6,415)	4,885
Retirement obligation	828	1,179	(14,666)
Foreign Currency Translation	(1,130)	216	(90)
Total	25,916	62,667	(459,582)
Transactions Tax-effect
Unrealized gain (loss) on debt securities	(7,189)	(12,420)	97,863
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, Tax	(1,484)	1,130
Retirement obligation	(191)	(273)	3,489
Foreign Currency Translation	0	0	0
Total	(5,896)	(13,823)	101,352
Transactions Net of tax
Unrealized gain (loss) on debt securities	25,444	43,967	(346,963)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax	(4,931)	3,755	0
Retirement obligation	637	906	(11,177)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(1,130)	216	(90)
Total	20,020	48,844	(358,230)
Balances Net of tax
Unrealized gain (loss) on debt securities	(256,514)	(281,958)	(325,925)	$ 21,038
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax	(1,176)	3,755	0
Retirement obligation	(30,480)	(31,117)	(32,023)	(20,846)
Foreign Currency Translation	(1,629)	(499)	(715)	(625)
Total	(289,799)	(309,819)	(358,663)	$ (433)
Accumulated other comprehensive income (loss)
Transactions Net of tax
Total	$ 20,020	$ 48,844	$ (358,230)